Income Taxes	6 Months Ended
Jan. 31, 2023
Income Tax Disclosure [Line Items]
Income Taxes
15: Income Taxes
U.S. and foreign components of the loss before income taxes for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, were as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
U.S. loss	$(734,326)	$(19,370)	$(40,031)
Foreign income (loss)	3,157	(1,924)	1,056

Total loss before income taxes	$(731,169)	$(21,294)	$(38,975)

The provision for consolidated income taxes for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, were as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Current tax expense
Federal	$—	$—	$—
Foreign	177	106	100
State and local	292	5	—

	469	111	100
Deferred tax expense
Federal	(9,360)	(2,780)	(5,387)
Foreign	—	—	—
State and local	(2,281)	(911)	(299)

	(11,641)	(3,691)	(5,686)
Less: change in valuation allowance	650	3,691	5,050

Net income tax (benefit) expense	$(10,522)	$111	$(536)

The reported income tax provision differs from the amount computed by applying the statutory U.S. federal income tax rate to the loss before income taxes due to nondeductible expenses, such as the goodwill impairment, and the impact of state taxes, as well as the change in the valuation allowance. A reconciliation of the statutory US income tax rate to the effective income tax rate for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows:

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
U.S. statutory rate	21.00%	21.00%	21.00%
State taxes	0.21	3.35	0.77
Goodwill impairment	(20.07)	—	—
Transaction costs	—	(3.23)	—
Fair value adjustments	—	(2.03)	—
Other permanent differences	0.41	(1.05)	(6.61)
Changes in valuation allowance	(0.09)	(17.32)	(12.96)
Other	(0.02)	(1.24)	(0.83)

Net income tax expense	1.44%	-0.52%	1.37%

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for income tax reporting and consolidated financial statement purposes. Deferred income taxes as of January 31, 2023, and 2022 consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Deferred tax assets:
Net operating losses - federal and state	$36,057	$31,697
Research and development expenditures	4,793	—
Deferred revenue	3,019	2,273
Interest expense	2,544	—
Accruals	1,240	856
Stock-based compensation	574	66
Other	308	—
Lease liability	204	—
Depreciation and amortization	112	546
Allowance for doubtful accounts	35	17
Charitable contributions	3	3

Total deferred tax assets before valuation allowance	48,889	35,458
Valuation allowance	(5,720)	(32,063)

Total deferred tax assets	43,169	3,395
Deferred tax liabilities:
Intangible assets	(61,109)	—
Contract acquisition costs	(3,256)	(2,854)
Goodwill	(258)	(541)
Right-of-use assets	(177)	—
Other	(7)	—

Total deferred tax liabilities	(64,807)	(3,395)

Net deferred tax liability	$(21,638)	$—

The net deferred tax liability presented on the Successor’s balance sheet at January 31, 2023 includes liabilities for uncertain tax positions of $0.9 million.
The Company recognizes the tax benefit of a position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not
recognition threshold at the effective date to be recognized. At January 31, 2023, the Successor recorded gross unrecognized tax benefits of approximately $0.8 million, $0.7 million of which, if recognized, would impact the Successor’s effective tax rate. Interest and penalties accrued related to uncertain tax positions were $0.1 million at January 31, 2023. The Predecessor had no unrecognized tax benefits recorded as of January 31, 2022. The Company anticipates a $0.2 million decrease in unrecognized tax benefits within the next 12 months from the expiration of statute of limitations.

The change in gross unrecognized tax benefits, excluding accrued interest and penalties, were as follows (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$—	$—
Business acquisition	838	—

Balance at end of period	$838	$—

The Company has established a valuation allowance to offset the portion of its deferred tax assets that will reverse subsequent to the reversal of the Company’s deferred tax liabilities, and certain net operating loss (“NOL”) carryforwards that have separate return limitations. The Company increased the valuation allowance in the current year by $0.7 million. The Company will continue to evaluate the realizability of its deferred tax assets.
The following table provides a rollforward of the Company’s valuation allowance for its deferred tax assets (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$5,070	$27,013
Increases to allowance	650	5,050

Balance at end of period	$5,720	$32,063

The Company had NOL carryforwards available to offset future federal and state taxable income of approximately $145.6 million and $79.6 million, respectively, as of January 31, 2023. $49.6 million of the federal NOL carryforwards are subject to expiration between tax years 2033 and 2037. $49.5 million of the state NOL carryforwards are subject to expiration in varying amounts beginning tax year 2023. The remaining federal and state NOL carryforwards have no expiration.
The NOL carryforwards are subject to an annual limitation under Section 382. The Section 382 limitation will not affect our ability to realize the NOL carryforwards provided we have sufficient taxable income, subject to the annual limitation.
The Company’s federal income tax returns for fiscal year 2019 through fiscal year 2022 remained open under the statute of limitations and are subject to examination by tax authorities. In addition, as of January 31, 2023, the Company had various state income tax returns that remained open under the respective statutes of limitations and are subject to examination by tax authorities. The longest period for which any of the Company’s state income tax returns remained open and subject to examination by tax authorities is for fiscal year 2018 through fiscal year 2022. As of January 31, 2023, the Company was not under examination by federal or state tax authorities.